Subsequent events (Details Narrative) R$ in Thousands	Aug. 28, 2018 a	Jul. 31, 2018 BRL (R$)	Jun. 13, 2018 a
Jatoba Farm [Member] | Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of land in area			9,784
Description of land location			City of Jaborandi in Bahia.
Description of transaction			285 soybean bags per hectare or R$177,862.
Subsequent Events [Member] | Lease Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of land location	Municipality of Sao Felix do Araguaia, in the state of Mato Grosso – Brazil.
Description of transaction	Payment a minimum of 9.39 soybean bags per hectare or 17% of total production.
Payment Term	10 years
Area of lease land	23,500
Subsequent Events [Member] | Jatoba Farm [Member] | Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of down payment		300,000 soybean bags, in the amount of R$21,000.
Revenue from sale of land | R$		R$ 156,810
Payment Term		7 years